Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Feb. 14, 2020	Dec. 31, 2019		Dec. 31, 2018
Current assets:
Cash	$ 315,105	$ 50,000
Due from related party		1	1
Prepaid expenses	236,226
Total current assets	551,331	50,001	1
Cash and cash equivalents held in Trust Account	176,777,682
Total assets	177,329,013	50,001	1
Current liabilities:
Accounts payable	21,912	325	278
Accrued expenses	1,786,970
Note payable - related party	44,194	50,000
Total current liabilities	1,853,076	50,325	278
Long term liabilities
Total liabilities	1,853,076	50,325	278
Commitments
Class A Common stock subject to possible redemption; 17,074,119 (at redemption value of approximately $10.10 per share at June 30, 2020)	170,475,931
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A Common stock, $0.0001 par value; 100,000,000 shares authorized; 1,075,881 issued and outstanding as of June 30, 2020 and none issued and outstanding as of December 31, 2019 (excluding 17,074,119 subject to possible redemption)	127
Class B Common stock, $0.0001 par value; 25,000,000 shares authorized; 4,375,000 issued and outstanding as of September 30, 2020 and 5,750,000(1) outstanding as of December 31, 2019, see Equity Statement	437	575	575
Additional paid-in capital	7,047,891
Accumulated deficit	(2,048,449)	(899)	(852)
Total stockholders' equity (deficit)	5,000,006	(324)	(277)	[1]
Total liabilities and stockholders' equity (deficit)	177,329,013	$ 50,001	1
EOS ENERGY STORAGE, LLC
Current assets:
Cash	6,534,000		862,000		$ 5,498,000
Grants receivable	286,000		326,000		678,000
Inventory	78,000				801,000
Accounts receivable	35,000
Receivable on sale of state tax attributes			4,060,000		0
Vendor deposits	646,000		252,000
Vendor deposits - related party	3,143,000
Deferred transaction costs	2,386,000
Prepaid and other current assets	211,000		484,000		383,000
Total current assets	13,319,000		5,984,000		7,360,000
Property and equipment, net	5,817,000		5,316,000		6,542,000
Intangible assets, net	330,000		360,000		400,000
Investment in joint venture	2,017,000		589,000
Security deposit	810,000		808,000		744,000
Total assets	22,293,000		13,057,000		15,046,000
Current liabilities:
Accounts payable and accrued expenses	15,453,000		8,181,000		9,208,000
Provision for firm purchase commitments	5,807,000
Convertible notes payable - related party	108,353,000		76,559,000		2,350,000
Notes payable					1,000,000
Capital lease, current portion	11,000		13,000		56,000
Embedded derivative liability	371,000		1,681,000
Long-term debt, current portion	912,000
Contract liabilities, current portion	310,000		300,000		58,000
Total current liabilities	131,217,000		86,734,000		12,672,000
Long term liabilities
Deferred rent	750,000		663,000		494,000
Long-term debt	491,000
Capital lease	11,000		17,000		46,000
Contract liabilities					660,000
Total long term liabilities	1,252,000		680,000		1,200,000
Total liabilities	132,469,000		87,414,000		13,872,000
Commitments
CONTINGENTLY REDEEMABLE PREFERRED UNITS (NOTE 13)	118,624,000		109,365,000		105,548,000
Stockholders' equity (deficit):
Members' capital	20,616,000		20,346,000		20,211,000
Accumulated deficit	(249,416,000)		(204,068,000)		(124,585,000)
Total stockholders' equity (deficit)	(228,800,000)		(183,722,000)		(104,374,000)
Total liabilities and stockholders' equity (deficit)	$ 22,293,000		$ 13,057,000		$ 15,046,000

[1]	Includes an aggregate of 750,000 shares that are subject to forfeiture to the extent that the underwriter's over-allotment is not exercised in full (Note 4). On February 3, 2020, the Company conducted a 1:575 stock split and reclassification for each share outstanding (Note 4).